Loans (Tables)	6 Months Ended
Sep. 30, 2018
Loans Outstanding by Domicile and Industry of Borrower

The table below presents loans outstanding by domicile and industry of borrower at March 31, 2018 and September 30, 2018:

	March 31, 2018	September 30, 2018
	(in millions of yen)
Domestic:
Manufacturing	8,156,341	8,469,440
Construction and real estate	8,101,668	8,475,834
Services	5,024,018	5,288,571
Wholesale and retail	5,112,673	5,168,408
Transportation and communications	3,564,869	3,710,990
Banks and other financial institutions	4,471,423	4,455,338
Government and public institutions	8,882,125	5,776,149
Other industries (Note)	5,018,387	5,059,891
Individuals:
Mortgage loans	9,445,286	9,191,280
Other	883,724	867,192

Total domestic	58,660,514	56,463,093

Foreign:
Commercial and industrial	17,195,159	19,322,908
Banks and other financial institutions	7,465,140	8,527,586
Government and public institutions	302,891	625,263
Other	37,636	41,699

Total foreign	25,000,826	28,517,456

Total	83,661,340	84,980,549
Less: Unearned income and deferred loan fees—net	146,696	150,301

Total loans before allowance for loan losses	83,514,644	84,830,248

Note: Other industries of Domestic includes trade receivables and lease receivables of consolidated VIEs.

Credit Quality Information of Loans Based on MHFG Group's Internal Rating System

The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2018 and September 30, 2018:

	Normal obligors			Watch obligors excluding special attention obligors (1)
	Corporate	Retail (2)	Other (3)	Corporate	Retail (2)	Other (3)	Impaired loans	Total
	(in millions of yen)
March 31, 2018
Domestic:
Manufacturing	7,705,495	77,947	23,343	197,465	9,775	246	142,070	8,156,341
Construction and real estate	7,317,972	541,778	13,332	172,287	15,466	—	40,833	8,101,668
Services	4,535,793	172,045	141,718	95,223	21,109	55	58,075	5,024,018
Wholesale and retail	4,636,236	177,965	17,305	121,832	27,975	476	130,884	5,112,673
Transportation and communications	3,414,781	76,532	1,774	35,339	8,916	—	27,527	3,564,869
Banks and other financial institutions	4,244,101	1,640	196,431	16,716	194	—	12,341	4,471,423
Government and public institutions	3,010,708	—	5,871,417	—	—	—	—	8,882,125
Other industries (4)	2,716,502	3,536	2,170,442	2,708	259	121,201	3,739	5,018,387
Individuals	222,410	9,822,244	88,044	23,491	81,550	1,109	90,162	10,329,010

Total domestic	37,803,998	10,873,687	8,523,806	665,061	165,244	123,087	505,631	58,660,514

Foreign:
Commercial and industrial	14,192,930	209	2,432,189	398,231	—	64,950	106,650	17,195,159
Banks and other financial institutions	6,949,036	—	487,978	28,126	—	—	—	7,465,140
Government and public institutions	301,072	—	—	—	—	—	1,819	302,891
Other	1,906	9,245	23,730	242	6	1,347	1,160	37,636

Total foreign	21,444,944	9,454	2,943,897	426,599	6	66,297	109,629	25,000,826

Total	59,248,942	10,883,141	11,467,703	1,091,660	165,250	189,384	615,260	83,661,340

September 30, 2018
Domestic:
Manufacturing	8,130,139	72,651	15,714	124,530	8,305	522	117,579	8,469,440
Construction and real estate	7,709,697	522,815	10,358	178,226	15,083	—	39,655	8,475,834
Services	4,731,189	168,384	206,848	91,898	18,863	—	71,389	5,288,571
Wholesale and retail	4,694,532	169,576	17,496	132,233	27,000	489	127,082	5,168,408
Transportation and communications	3,558,659	73,437	529	39,194	8,313	—	30,858	3,710,990
Banks and other financial institutions	4,236,485	1,741	184,392	23,084	265	—	9,371	4,455,338
Government and public institutions	2,594,132	—	3,182,017	—	—	—	—	5,776,149
Other industries (4)	2,888,378	2,996	2,148,915	8,346	375	5,447	5,434	5,059,891
Individuals	226,932	9,579,329	67,290	20,700	76,161	1,144	86,916	10,058,472

Total domestic	38,770,143	10,590,929	5,833,559	618,211	154,365	7,602	488,284	56,463,093

Foreign:
Commercial and industrial	16,430,107	116	2,431,047	341,687	—	43,503	76,448	19,322,908
Banks and other financial institutions	7,988,472	—	515,716	23,389	—	—	9	8,527,586
Government and public institutions	623,460	—	—	—	—	—	1,803	625,263
Other	8,271	9,024	21,527	342	65	1,170	1,300	41,699

Total foreign	25,050,310	9,140	2,968,290	365,418	65	44,673	79,560	28,517,456

Total	63,820,453	10,600,069	8,801,849	983,629	154,430	52,275	567,844	84,980,549

Notes:

(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.
(2)	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
(3)	Non-impaired loans held by subsidiaries other than MHBK and MHTB constitute Other, since their portfolio segments are not identical to those of MHBK and MHTB.
(4)	Other industries of Domestic includes trade receivables and lease receivables of consolidated VIEs.

Impaired Loans Information

The table below presents impaired loans information at March 31, 2018 and September 30, 2018:

	Recorded investment (1)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total	Unpaid principal balance	Related allowance (3)	Average recorded investment	Interest income recognized (4)
	(in millions of yen)
March 31, 2018
Domestic:
Manufacturing	135,083	6,987	142,070	146,857	45,750	218,899	1,869
Construction and real estate	31,557	9,276	40,833	48,752	4,411	49,926	516
Services	48,691	9,384	58,075	64,348	13,305	60,198	919
Wholesale and retail	119,463	11,421	130,884	139,556	42,798	139,333	1,842
Transportation and communications	25,019	2,508	27,527	28,480	6,862	25,672	370
Banks and other financial institutions	8,392	3,949	12,341	12,341	3,176	8,648	78
Other industries	3,650	89	3,739	3,869	3,563	4,537	53
Individuals	43,326	46,836	90,162	95,338	4,315	97,404	1,402

Total domestic	415,181	90,450	505,631	539,541	124,180	604,617	7,049

Foreign:
Total foreign (5)	63,346	46,283	109,629	125,329	28,333	151,588	1,042

Total	478,527	136,733	615,260	664,870	152,513	756,205	8,091

	Recorded investment (1)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total	Unpaid principal balance	Related allowance (3)	Average recorded investment	Interest income recognized (4)
	(in millions of yen)
September 30, 2018
Domestic:
Manufacturing	111,026	6,553	117,579	122,029	40,969	129,824	714
Construction and real estate	30,818	8,837	39,655	47,362	4,032	40,244	240
Services	62,557	8,832	71,389	76,953	17,226	64,732	493
Wholesale and retail	117,212	9,870	127,082	136,833	39,610	128,983	905
Transportation and communications	28,043	2,815	30,858	31,814	8,688	29,193	198
Banks and other financial institutions	5,545	3,826	9,371	9,371	813	10,856	47
Other industries	5,357	77	5,434	5,565	4,000	4,586	15
Individuals	40,982	45,934	86,916	91,775	2,985	88,539	642

Total domestic	401,540	86,744	488,284	521,702	118,323	496,957	3,254

Foreign:
Total foreign (5)	32,591	46,969	79,560	93,212	13,857	94,595	517

Total	434,131	133,713	567,844	614,914	132,180	591,552	3,771

Notes:

(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of impaired loans.
(2)	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
(3)

The allowance for loan losses on impaired loans includes the allowance for groups of loans which were collectively evaluated for impairment, in addition to the allowance for those loans that were individually evaluated for impairment. The total carrying amount of the groups of loans which were collectively evaluated for impairment at March 31, 2018 and September 30, 2018 was ¥245,809 million and ¥252,407 million, respectively.

(4)	Amounts represent the amount of interest income on impaired loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(5)	The majority of Total foreign consist of Commercial and Industrial loans.

Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted

obligor rating is E2 or below. The following table presents modified loans that were determined to be TDRs during the six months ended September 30, 2017 and 2018:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (1)	Charge-offs
	(in millions of yen)
September 30, 2017
Domestic:
Manufacturing	—	—	55,611
Construction and real estate	—	—	9,045
Services	—	—	18,740
Wholesale and retail	—	—	74,625
Transportation and communications	—	—	12,244
Banks and other financial institutions	—	—	3,461
Individuals	—	—	7,619

Total domestic	—	—	181,345

Foreign:
Total foreign (2)	—	—	13,303

Total	—	—	194,648

September 30, 2018
Domestic:
Manufacturing	—	—	51,161
Construction and real estate	—	—	7,764
Services	—	—	29,203
Wholesale and retail	—	—	75,593
Transportation and communications	—	—	13,999
Banks and other financial institutions	—	—	7,160
Individuals	—	—	8,866

Total domestic	—	—	193,746

Foreign:
Total foreign (2)	1,008	2,012	9,493

Total	1,008	2,012	203,239

Notes:

(1)	Amounts represent the book values of loans immediately after the restructurings.
(2)	The majority of Total foreign consist of Commercial and Industrial loans.

Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Six Months bankrupt. The following table presents payment defaults which occurred during the six months ended September 30, 2017 and 2018 with respect to the loans modified as TDRs within the previous twelve months:

	Recorded investment
	September 30, 2017	September 30, 2018
	(in millions of yen)
Domestic:
Manufacturing	2,006	383
Construction and real estate	70	390
Services	2,561	714
Wholesale and retail	13,396	6,700
Transportation and communications	201	409
Other industries	130	—
Individuals	904	2,241

Total domestic	19,268	10,837

Foreign:
Total foreign	4,588	—

Total	23,856	10,837

Age Analysis of Past Due Loans

The table below presents an analysis of the age of the recorded investment in loans that are past due at March 31, 2018 and September 30, 2018:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
March 31, 2018
Domestic:
Manufacturing	585	470	8,037	9,092	8,147,249	8,156,341
Construction and real estate	1,641	474	28,633	30,748	8,070,920	8,101,668
Services	1,977	1,142	5,051	8,170	5,015,848	5,024,018
Wholesale and retail	1,704	1,083	6,639	9,426	5,103,247	5,112,673
Transportation and communications	356	639	1,828	2,823	3,562,046	3,564,869
Banks and other financial institutions	—	1,301	—	1,301	4,470,122	4,471,423
Government and public institutions	—	—	—	—	8,882,125	8,882,125
Other industries	33	12	37	82	5,018,305	5,018,387
Individuals	31,566	12,426	31,444	75,436	10,253,574	10,329,010

Total domestic	37,862	17,547	81,669	137,078	58,523,436	58,660,514

Foreign:
Total foreign (Note)	897	450	41,316	42,663	24,958,163	25,000,826

Total	38,759	17,997	122,985	179,741	83,481,599	83,661,340

September 30, 2018
Domestic:
Manufacturing	594	416	7,714	8,724	8,460,716	8,469,440
Construction and real estate	1,461	927	26,369	28,757	8,447,077	8,475,834
Services	1,006	1,014	4,121	6,141	5,282,430	5,288,571
Wholesale and retail	2,829	833	6,626	10,288	5,158,120	5,168,408
Transportation and communications	53	707	1,563	2,323	3,708,667	3,710,990
Banks and other financial institutions	90	6	—	96	4,455,242	4,455,338
Government and public institutions	—	—	—	—	5,776,149	5,776,149
Other industries	—	—	45	45	5,059,846	5,059,891
Individuals	29,699	12,522	31,885	74,106	9,984,366	10,058,472

Total domestic	35,732	16,425	78,323	130,480	56,332,613	56,463,093

Foreign:
Total foreign (Note)	876	348	40,843	42,067	28,475,389	28,517,456

Total	36,608	16,773	119,166	172,547	84,808,002	84,980,549

Note:	The majority of Total foreign consist of Commercial and Industrial loans.